Annual Fund Operating Expenses - Spectrum Preferred and Capital Securities Income Fund	Dec. 31, 2021
Class A
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.04%
Expense Reimbursement		[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.04%
Class C
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.79%
Expense Reimbursement		[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.79%
Class J
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.02%
Expense Reimbursement		[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.02%
Institutional Class
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.79%
Expense Reimbursement		[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.79%
Class R-1
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.57%
Expense Reimbursement		[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.57%
Class R-3
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.26%
Expense Reimbursement		[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.26%
Class R-4
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.07%
Expense Reimbursement		[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.07%
Class R-5
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.95%
Expense Reimbursement		[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.95%
Class R-6
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.70%
Expense Reimbursement		[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.70%

[1]	Fees have been restated to reflect current fees.
[2]	Principal Global Investors, LLC (“PGI”), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.81% for Institutional Class shares. It is expected that the expense limit will continue through the period ending December 30, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.